Basis of Presentation (Details Narrative) (10-K) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (2,167,209)	$ (2,815,152)	$ (4,705,766)	$ (4,646,262)	$ (3,584,652)	$ (2,012,690)	$ (9,688,127)	$ (10,243,605)	$ (16,868,711)	$ (7,863,858)
Net cash used in operating activities							(12,851,824)	$ (10,130,131)	(13,332,927)	(7,397,912)
Working capital									9,300,000
Accumulated deficit	(79,888,272)						(79,888,272)		(70,200,145)	(53,331,434)
Cash and cash equivalents	$ 1,957,395						$ 1,957,395		7,812,259	$ 22,631,971
Investment in short-term marketable debt securities									$ 7,000,000